Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2023	$ 27,046	$ 54,147,769	$ (39,583,437)	$ 98,490	$ 14,689,868
Balance, shares at Dec. 31, 2023	10,142,694
Net loss			(2,099,146)		(2,099,146)
Issuance of ordinary shares by ATM offering	$ 324	292,709			293,033
Issuance of ordinary shares by ATM offering, shares	121,572
Share-based compensation	$ 160	125,114			125,274
Share-based compensation, shares	60,000
Issuance of shares in exchange for services	$ 67	66,933			67,000
Issuance of shares in exchange of service, shares	25,000
Balance at Jun. 30, 2024	$ 27,597	54,632,525	(41,682,583)	98,490	13,076,029
Balance, shares at Jun. 30, 2024	10,349,266
Balance at Dec. 31, 2024	$ 36,267	63,978,379	(45,926,978)	103,205	18,190,873
Balance, shares at Dec. 31, 2024	13,600,519
Net loss			(2,824,774)	2,357	(2,822,417)
Issuance of ordinary shares by ATM offering	$ 3,699	6,560,487			6,564,186
Issuance of ordinary shares by ATM offering, shares	1,386,955
Balance at Jun. 30, 2025	$ 39,966	$ 70,538,866	$ (48,751,752)	$ 105,562	$ 21,932,642
Balance, shares at Jun. 30, 2025	14,987,474